STOCKHOLERS' EQUITY (Details Textual) (USD $)	1 Months Ended		2 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended						3 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended					6 Months Ended	1 Months Ended
	Jul. 23, 2014	Nov. 21, 2012	Aug. 31, 2014	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014	Nov. 27, 2012	Jun. 30, 2014	Feb. 28, 2014	Jan. 31, 2014	Jan. 31, 2013	Mar. 31, 2014	Dec. 31, 2011	Jun. 18, 2014	Mar. 10, 2014	Dec. 03, 2012	Apr. 30, 2014	Dec. 31, 2012	Dec. 29, 2010	Dec. 28, 2012	Mar. 31, 2014	Sep. 30, 2013	Jan. 28, 2014	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Cash				600,000
Proceeds from sale of common stock					$ 1,275,000	$ 700,000	$ 825,000	$ 475,000
Inventory		1,258					0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,722,500		1,405,000	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		8,000,000					171,350
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					8 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					174.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized					3,137,850		599,155
Distribution Of Net Liabilities To Former Shareholder		105,218					0	105,218
Purchase of domain name							0	60,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value			459,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value			862,124
Stock Issued During Period, Value, Purchase of Assets							0	98,290
Record stock compensation expense					2,626,715	1,833,557	1,950,410	91,778
Liability To Former Principal Shareholder		106,476
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				1,800,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							1 year 4 months 24 days
Allocated Share-based Compensation Expense					1,714,714
Market Price Of Common Stock	80.00%
Equity Purchase Agreement Description	Under the Equity Purchase Agreement, Kodiak has agreed to provide the Company with up to $3,000,000 of funding upon effectiveness of a registration statement on Form S-1.
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			425,000						85,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 1.00						$ 1.00						$ 2.99									$ 2.99
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.61%							2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10 years						10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			174.00%						180.00%	178.45%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%							0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value										$ 1.20
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value									156,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value									241,233
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years						4 years
Share Based Compensation Arrangement Options Grants In Period Grant Date Intrinsic Value										140,000
Share-based Compensation Arrangement, Options, Grant In Period, Fair Value										239,360
Percentage Of Options Vested										25.00%
Number Of Options Expected To Vest Monthly										2,084
Number Of Options Expected To Vest Next Year										2,060
Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											160,000	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price				$ 1.00							$ 1.00	$ 1.00	$ 3.40
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											2.54%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											174.00%	186.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value											205,000	53,750
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value											361,124	77,565
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											4 years	1 year
Employee [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													177,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price												$ 3.15	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate													2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate													184.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate													0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value										$ 0.50
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value													426,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value													597,838
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													3 years
Hart Partners LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share							$ 2.38
Common Stock, Shares Subscribed but Unissued							25,000
Stock Issued During Period, Value, Issued for Services							59,500
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									2.66%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value									$ 2.90
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years											4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 2.10
Maximum [Member] | Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value											$ 2.50
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									2.54%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value									$ 2.80
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			0 years											0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 2.06
Minimum [Member] | Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value											$ 2.15
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share				$ 1.00			$ 1.00	$ 0.50			$ 1.00				$ 1.00	$ 0.01					0.50			$ 1.00
Stock Issued During Period, Shares, Issued for Cash				600,000			825,000	950,000							675,000	2,400,000
Proceeds from sale of common stock				600,000			825,000	475,000							675,000	24,000
Stock Issued During Period, Shares, Purchase of Assets		14,582,500
Stock Issued During Period, Value, Purchase of Assets		98,290
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount																											15,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price							$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																		2.67%	2.00%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				8 years														10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																		170.00%	178.45%	170.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																		0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value																		$ 3.16	$ 1.24	$ 2.65
Warrants Issued To Purchase Common Stock				1,800,000													1,800,000	750,000	750,000	250,000
Warrants Issued To Purchase Common Stock Exercise Price				$ 1.00													$ 1.00	$ 1.00	$ 0.01	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																					929,734
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Aggregate Intrinsic Value																		1,620,000	922,500	412,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants Fair Value																		2,361,731	929,734	659,847
Kodiak Capital Group LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Subscribed but Unissued					599,598
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share																						$ 0.001
Stock Issued During Period, Shares, Issued for Cash																						8,000,000
Proceeds from sale of common stock																						8,000
Domain [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share																							$ 1.75
Purchase of domain name																							60,000
Stock Issued During Period, Shares, Purchase of Assets																							25,000
Stock Issued During Period, Value, Purchase of Assets																							43,750
Chief Financial Officer [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																								850,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price															$ 1.00									$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																								2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																								184.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value																								1,691,500
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value																								2,515,575
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																								3 years
Chief Financial Officer [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																									155,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																									2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																									10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value																									$ 1.00
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value																									324,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value																									475,041
Chief Financial Officer [Member] | Maximum [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																									188.37%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value																									$ 3.51
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																									4 years
Chief Financial Officer [Member] | Minimum [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																									180.83%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value																									$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																									2 years
Monarch Bay Securities LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share																										$ 3.19
Common Stock, Shares Subscribed but Unissued																										850,000
Stock Issued During Period, Value, Issued for Services																										2,711,500
Jeremy Bryant and Thad Benshoof [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share																		$ 3.16
Common Stock, Shares Subscribed but Unissued																		2,800,000
Stock Issued During Period, Value, Issued for Services																		$ 8,848,000